Fair Value Measurements and Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 07, 2012	Jun. 12, 2012	Mar. 06, 2012
Fair Value Disclosures
Number of interest rate swaps held			3
Notional amount of interest rate swaps	$ 0	$ 0	$ 285,600
Derivative, Swaps Interest Rate				4.35%	4.31%	4.35%
Derivative, Description of Variable Rate Basis			LIBOR
Change in fair value of derivative financial instruments	0	5,692	11,256
Settlements of derivative financial instruments	0	(5,888)	(12,080)
Total change in fair value on derivative financial instruments	$ 0	$ (196)	$ (824)